Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period	444,336,361	444,336,361	442,724,309	442,724,309
Share purchase options exercised | $ / shares		$ 25.79		$ 24.28
Restricted share units released | $ / shares	$ 0.00		$ 0.00
Dividend reinvestment plan | $ / shares	$ 24.31		$ 18.28
Share purchase options exercised	2,039,735	2,039,735	46,800	46,800
Restricted share units released	133,670	133,670	104,178	104,178
Dividend reinvestment plan	1,261,667	1,261,667	1,461,074	1,461,074
Balance, shares at end of period	447,771,433	447,771,433	444,336,361	444,336,361